Intangible Assets (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure Intangible Assets Details 2Abstract
2021	$ 229,377
2022	229,377
2023	229,377
2024	229,377
2025	229,377
Thereafter	178,341
Intellectual Property, Net	$ 1,325,226	$ 1,554,603